Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues		€ 41,315	€ 40,652	€ 39,993
Other operating income and expenses		625	428	478
Depreciation and amortization		(8,799)	(8,797)	(8,796)
OPERATING INCOME		2,395	2,593	4,056
Acquisitions of rights of use		2,142	2,391
VMO2
Disclosure of operating segments [line items]
Revenues	€ 12,155	12,616	12,547	12,155
Other operating income and expenses	(7,754)	(8,149)	(8,116)
Operating results before depreciation and amortization	4,401	4,467	859
Depreciation and amortization	(4,170)	(3,371)	(3,685)	(4,170)
OPERATING INCOME	231	1,096	(2,826)	231
CapEx	2,707	2,580	2,408
Acquisitions of rights of use	€ 118	539	135
Eliminations
Disclosure of operating segments [line items]
Revenues		(2,343)	(2,200)	(1,982)
Other operating income and expenses		2,408	2,128	1,904
Operating results before depreciation and amortization		65	(72)	(78)
Depreciation and amortization		35	38	42
OPERATING INCOME		100	(34)	(36)
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		(6)	0	(5)
Acquisitions of rights of use		(6)	(58)
Telefónica Spain
Disclosure of operating segments [line items]
Revenues		12,510	12,350	12,224
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues		12,791	12,654	12,497
Other operating income and expenses		(8,177)	(9,425)	(7,909)
Operating results before depreciation and amortization		4,614	3,229	4,588
Depreciation and amortization		(2,202)	(2,200)	(2,157)
OPERATING INCOME		2,412	1,029	2,431
Share of (loss) income of investments accounted for by the equity method		(20)	(23)	(15)
CapEx		1,571	1,607	1,550
Acquisitions of rights of use		350	575	724
Telefónica Spain | Eliminations
Disclosure of operating segments [line items]
Revenues		281	304	273
VMO2
Disclosure of operating segments [line items]
Revenues		0	0	0
VMO2 | Operating segments
Disclosure of operating segments [line items]
Revenues		0	0	0
Other operating income and expenses		0	0	0
Operating results before depreciation and amortization		0	0	0
Depreciation and amortization		0	0	0
OPERATING INCOME		0	0	0
Share of (loss) income of investments accounted for by the equity method		89	(2,030)	292
CapEx		0	0	0
Acquisitions of rights of use		0	0	0
VMO2 | Eliminations
Disclosure of operating segments [line items]
Revenues		0	0	0
Telefónica Germany
Disclosure of operating segments [line items]
Revenues		8,463	8,585	8,195
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues		8,492	8,614	8,224
Other operating income and expenses		(5,727)	(5,974)	(5,666)
Operating results before depreciation and amortization		2,765	2,640	2,558
Depreciation and amortization		(2,226)	(2,323)	(2,295)
OPERATING INCOME		539	317	263
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		1,141	1,133	1,209
Acquisitions of rights of use		578	624	594
Telefónica Germany | Eliminations
Disclosure of operating segments [line items]
Revenues		29	29	29
Telefónica Brazil
Disclosure of operating segments [line items]
Revenues		9,606	9,637	8,854
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues		9,618	9,650	8,870
Other operating income and expenses		(5,502)	(5,522)	(5,138)
Operating results before depreciation and amortization		4,116	4,128	3,732
Depreciation and amortization		(2,474)	(2,511)	(2,369)
OPERATING INCOME		1,642	1,617	1,363
Share of (loss) income of investments accounted for by the equity method		(1)	0	0
CapEx		1,583	1,671	1,795
Acquisitions of rights of use		822	815	596
Telefónica Brazil | Eliminations
Disclosure of operating segments [line items]
Revenues		12	13	16
Telefónica Hispam
Disclosure of operating segments [line items]
Revenues		8,918	8,284	9,026
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Revenues		9,032	8,381	9,141
Other operating income and expenses		(9,432)	(6,871)	(7,183)
Operating results before depreciation and amortization		(400)	1,510	1,958
Depreciation and amortization		(1,651)	(1,557)	(1,799)
OPERATING INCOME		(2,051)	(47)	159
Share of (loss) income of investments accounted for by the equity method		(41)	(3)	(19)
CapEx		1,001	938	1,058
Acquisitions of rights of use		354	387	514
Telefónica Hispam | Eliminations
Disclosure of operating segments [line items]
Revenues		114	97	115
Other companies
Disclosure of operating segments [line items]
Revenues		1,811	1,790	1,685
Other companies | Operating segments
Disclosure of operating segments [line items]
Revenues		3,725	3,553	3,243
Other operating income and expenses		(3,691)	(3,598)	(3,149)
Operating results before depreciation and amortization		34	(45)	94
Depreciation and amortization		(281)	(244)	(218)
OPERATING INCOME		(247)	(289)	(124)
Share of (loss) income of investments accounted for by the equity method		(76)	(106)	(41)
CapEx		185	230	212
Acquisitions of rights of use		44	48	17
Other companies | Eliminations
Disclosure of operating segments [line items]
Revenues		1,914	1,763	1,558
Eliminations , netting | Eliminations
Disclosure of operating segments [line items]
Acquisitions of rights of use				3
Telefonica Hispam and Telefonica Global Solutions | Eliminations
Disclosure of operating segments [line items]
Revenues		7	6	9
Telefonica Brasil and Telxius Group | Eliminations
Disclosure of operating segments [line items]
Revenues		(2,350)	(2,206)	(1,991)
Total Group
Disclosure of operating segments [line items]
Revenues		41,315	40,652	39,993
Other operating income and expenses		(30,121)	(29,262)	(27,141)
Operating results before depreciation and amortization		11,194	11,390	12,852
Depreciation and amortization		(8,799)	(8,797)	(8,796)
OPERATING INCOME		2,395	2,593	4,056
Share of (loss) income of investments accounted for by the equity method		(49)	(2,162)	217
CapEx		5,475	5,579	5,819
Acquisitions of rights of use		2,142	2,391	2,448
Total Group | Eliminations
Disclosure of operating segments [line items]
Revenues		€ 0	€ 0	€ 0